Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Mid Cap Growth Fund
Supplement dated June 21, 2018 to the
Prospectus dated February 1, 2018 and the
Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Except as noted below, the MassMutual Select Mid Cap Growth Fund will no longer be available for purchase by new investors after August 15, 2018. Customers who are invested in the Fund on August 15, 2018 will continue to be able to invest. Investment products and programs offered by MassMutual or its affiliates, including, but not limited to, certain separate investment accounts, mutual funds, collective trust funds, qualified and non-qualified retirement plans, and IRA customers, as well as other institutional investors and programs sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm, may be able to purchase the Fund at the discretion of MML Advisers. Sales of Fund shares may be further restricted or reopened in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Mid Cap Growth Fund
Supplement dated June 21, 2018 to the
Prospectus dated February 1, 2018 and the
Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Except as noted below, the MassMutual Select Mid Cap Growth Fund will no longer be available for purchase by new investors after August 15, 2018. Customers who are invested in the Fund on August 15, 2018 will continue to be able to invest. Investment products and programs offered by MassMutual or its affiliates, including, but not limited to, certain separate investment accounts, mutual funds, collective trust funds, qualified and non-qualified retirement plans, and IRA customers, as well as other institutional investors and programs sponsored by financial intermediaries for which investment decisions are made on a centralized basis at the discretion of the firm, may be able to purchase the Fund at the discretion of MML Advisers. Sales of Fund shares may be further restricted or reopened in the future.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE